Supplemental Financial Information - Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss [Line Items]
Net investment hedge, beginning balance	$ (203)
Net investment hedge , other comprehensive income (loss)	18	(203)
Net investment hedge, ending balance	(185)	(203)
Currency translation differences, beginning balance	504	525	367
Currency translation differences, other comprehensive income (loss)	10	(21)	158
Currency translation differences, ending balance	514	504	525
Net actuarial gain/(losses), beginning balance	22	13	32
Net actuarial gain/(losses), other comprehensive income (loss)	(51)	7	(19)
Net actuarial gain/(losses), ending balance	(29)	22	13
Accumulated Other Comprehensive Income (loss), beginning balance	323	538	399
Accumulated Other Comprehensive Income (loss), Other comprehensive income (loss)	(23)	(215)	139
Accumulated Other Comprehensive Income (loss), ending balance	$ 300	$ 323	$ 538